Shareholders' Equity - Other capital reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Capital redemption reserve	$ 98	$ 98
Merger reserve	34,943	34,943
Share-based payments reserve	1,481,568	1,095,877
Other capital reserves	$ 1,516,609	$ 1,130,918